VESSELS AND EQUIPMENT, NET - Summary of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accumulated depreciation
Depreciation	$ (37,541)	$ (37,455)
Vessels and equipment, net	2,130,428		$ 2,154,465
Vessels and equipment
Cost
Beginning balance, cost	2,467,470
Additions	0
Disposals	0
Ending balance, cost	2,467,470
Accumulated depreciation
Accumulated depreciation, beginning balance	(341,275)
Depreciation	(32,592)
Disposals	0
Accumulated depreciation, ending balance	(373,867)
Vessels and equipment, net	2,093,603		2,126,195
Dry docks
Cost
Beginning balance, cost	50,859
Additions	13,504
Disposals	(2,500)
Ending balance, cost	61,863
Accumulated depreciation
Accumulated depreciation, beginning balance	(22,590)
Depreciation	(4,948)
Disposals	2,500
Accumulated depreciation, ending balance	(25,038)
Vessels and equipment, net	36,825		28,270
Total
Cost
Beginning balance, cost	2,518,329
Additions	13,504
Disposals	(2,500)
Ending balance, cost	2,529,333
Accumulated depreciation
Accumulated depreciation, beginning balance	(363,865)
Depreciation	(37,539)
Disposals	2,500
Accumulated depreciation, ending balance	(398,904)
Vessels and equipment, net	$ 2,130,428		$ 2,154,465